Statements of Operations (USD $)	12 Months Ended		197 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
EXPENSES
Exploration (note 7)	$ 17,679,174	$ 12,226,563	$ 84,755,323
General and administration	5,766,102	7,846,393	48,111,023
Depreciation	196,221	203,086	1,276,413
Gain on sale of mineral property interests (note 7)	(1,574,523)	0	(1,574,523)
Impairment of mineral property interests (note 7)	531,005	0	531,005
Foreign exchange loss (gain)	491,504	(403,230)	269,498
Loss from operations	(23,089,483)	(19,872,812)	(133,368,739)
Gain on sale of investments (note 5)	3,326,275	0	3,326,275
Interest income	190,391	243,433	5,087,860
Loss from equity investee (note 5)	(2,397,085)	(985,441)	(3,918,629)
Fair value adjustment of asset backed commercial paper (note 5)	0	0	(2,332,531)
Loss from operations before income taxes	(21,969,902)	(20,614,820)	(131,205,764)
Current income tax expense	(152,190)	0	(152,190)
Deferred income tax recovery	4,981,884	545,412	5,527,296
Net loss	(17,140,208)	(20,069,408)	(125,830,658)
Comprehensive loss:
Net loss	(17,140,208)	(20,069,408)	(125,830,658)
Unrealized gain (loss) on available for sale securities (note 13)	(2,747,997)	2,184,516	0
Foreign currency translation adjustment (note 13)	(1,101,366)	3,483,645	1,901,351
Comprehensive loss	$ (20,989,571)	$ (14,401,247)	$ (123,929,307)
Basic and diluted net loss per share	$ (0.15)	$ (0.19)
Weighted average number of common shares outstanding	115,978,815	105,814,724